Long-Term Bank Loans	6 Months Ended
Jun. 30, 2025
Long-Term Bank Loans [Abstract]
LONG-TERM BANK LOANS

NOTE 11 — LONG-TERM BANK LOANS

		As of
		June 30,	December 31,
	Note	2025	2024

Loan from Jiaxing Bank (Effective interest rate at 6.2%, due on December 31, 2026)(1)	(1)	2,809,342	2,757,114
Car loan (Due on October 31, 2025)	(2)	-	163,828
Total		2,809,342	2,920,942

(1)	On October 20, 2021, the Company signed a loan agreement with Jiaxing Bank to obtain a five-year loan of RMB 35 million (approximately $5.49 million). The loan bears an interest rate at 6.2%. Bin Lu, Liping Zhu, and Shanghai TD Manufacturing are the guarantors. The enterprise used the construction in progress and the right to the use of the land as collateral, valued at RMB 81,635,100((approximately $11,183,963).

(2)	On October 28, 2022, the company purchased a car and signed a 3-year car loan contract. The number of loan tenors is 36 installments, and each installment repayment is RMB 39,798 (approximately $5,914). Bin Lu is the guarantor. As the maturity date was less than one year as of June 30, 2025, it has been reclassified as short-term bank loans.